Retirement and Deferred Compensation Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement and Deferred Compensation Plans [Abstract]
Net periodic benefit expense (recovery)	$ (41)	$ (41)	$ (11)
Expected benefit payments in the next fiscal year	100
Defined contribution plans expense	102	107	100
Deferred compensation plans expense	$ (4)	$ 32	$ 35